14. STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows Complementary Information
Schedule of adjustments to reconcile net profit (loss) to cash flows generated by operating activities
	Note	12.31.2020	12.31.2019	12.31.2018
Income tax	10.6	35	(130)	(32)
Accrued interest		132	110	105
Depreciations and amortizations	9, 10.1 and 10.2	205	186	165
Constitution of allowances, net	10.4 and 10.1	9	2	2
Provision of provisions and tax payables, net	10.4	5	4	12
Share of profit from joint ventures and associates	5.4.2	(85)	(101)	(118)
Income from the sale of companies	5.2.1	-	-	(28)
Accrual of defined benefit plans	9, 10.1 and 10.2	11	11	3
Net exchange differences	10.5	(14)	6	780
Result from measurement at present value	10.5	(2)	(55)	74
Changes in the fair value of financial instruments	10.5	(19)	(88)	(44)
Results from property, plant and equipment sale and decreases	10.4 and 10.3	-	5	4
Results for the repurchase of corporate bonds	10.5	(38)	(25)	(2)
Impairment of property, plant and equipment, intangible assets and inventories	1.2 and 11.1	139	62	32
Dividends received	10.4	(1)	(1)	(1)
Compensation agreements	10.1 and 10.2	1	(1)	5
Result from the sale of shareholdings in companies, property, plant and equipment	5.3.2	-	-	(44)
Onerous contract (Ship or pay)	10.4	-	-	7
Gain on monetary position, net	10.5	-	-	(403)
Other		2	(8)	4
Total adjustments to reconcile net profit to cash flows generated by operating activities		380	(23)	521

Schedule of changes in operating assets and liabilities
	12.31.2020	12.31.2019	12.31.2018
Decrease (Increase) in trade receivables and other receivables	19	65	(59)
(Increase) Decrease in inventories	(6)	(20)	2
Increase (Decrease) in trade payables and other payables	3	46	(114)
(Decrease) Increase in salaries and social security payable	(1)	(2)	(1)
Decrease in defined benefit plans	(2)	(1)	(2)
(Decrease) Increase in tax payables	(20)	4	37
Decrease in provisions	(5)	(7)	(51)
Income tax and minimum notional income tax paid	(5)	(42)	(14)
(Payments) Proceeds from derivative financial instruments, net	(5)	9	(24)
Total changes in operating assets and liabilities	(22)	52	(226)

Schedule of significant non-cash transactions
	12.31.2020	12.31.2019	12.31.2018
Acquisition of property, plant and equipment through an increase in trade payables	(8)	(36)	(56)
Borrowing costs capitalized in property, plant and equipment	(10)	(17)	(7)
Compensation of loans through the assignment of dividends	12	-	-
Decrease in asset retirement obligation provision through property, plant and equipment	(3)	(1)	(34)
Dividends pending collection	20	-	-
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	(1)	3	(20)
Cancellation of other credits for capital contributions in associates	-	(17)	-
Compensation of investments at amortized cost through the transfer of other credits	-	(126)	-
Loan compensation through the transfer of trade receivables	-	135	-
Increase of right-of-use assets through an increase in other debts	-	13	-